UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  July 24, 2012
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  152,415


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3428   38254  SH       SOLE       NONE     0    0       38254
Abbott Labs              COM            002824100      4078   63253  SH       SOLE       NONE     0    0       63253
Air Prod & Chemical	 COM		009158106      2389   29587  SH	      SOLE	 NONE	  0    0       29587
Apple Computer, Inc	 COM		037833100      4671    7998  SH       SOLE	 NONE	  0    0	7998
At&T, Inc.		 COM		00206R102      2647   74238  SH	      SOLE	 NONE	  0    0       74238
Automatic Data Processi  COM            053015103      2535   45551  SH       SOLE       NONE     0    0       45551
Berkshire Hathaway       Class B        084670207      4595   55138  SH       SOLE       NONE     0    0       55138
Branch Bank & Trust	 COM		054937107       594   19245  SH	      SOLE	 NONE	  0    0       19245
Brookfield Asset Mgmt	 COM		112585104      2691   81306  SH	      SOLE	 NONE	  0    0       81306
Caterpillar, Inc.	 COM		149123101      1382   16275  SH	      SOLE       NONE     0    0       16275
Cenovus Energy Inc	 COM		15135U109      1724   54220  SH	      SOLE	 NONE	  0    0       54220
Chevron Corp	         COM            166764100      4621   43805  SH       SOLE       NONE     0    0       43805
Cisco Systems Inc	 COM		17275R102      1281   74592  SH	      SOLE       NONE     0    0       74592
Cliffs Natural Resources COM		18683K101	281    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	624    8610  SH	      SOLE	 NONE	  0    0        8610
Coca Cola Co.		 COM		191216100	230    2939  SH	      SOLE	 NONE	  0    0	2939
Corning Inc              COM            219350105      1517  117304  SH       SOLE       NONE     0    0      117304
Cummins Inc		 COM		125009100      2415   24919  SH	      SOLE	 NONE     0    0       24919
CVS Corp		 COM		126650100      4724  101087  SH	      SOLE	 NONE	  0    0      101087
Deere & Co		 COM		244199105	706    8730  SH       SOLE       NONE     0    0        8730
Devon Energy Corp New	 COM		25179M103	948   16348  SH	      SOLE	 NONE	  0    0       16348
Dominion Resources	 COM		25746U109      1585   29353  SH	      SOLE	 NONE	  0    0       29353
E M C Corp Mass		 COM		268648902      1558   60779  SH	      SOLE	 NONE     0    0       60779
Encana Corp		 COM		292505104      1353   64940  SH	      SOLE	 NONE	  0    0       64940
Exxon Mobil              COM            30231G102      4143   48420  SH       SOLE       NONE     0    0       48420
FEDEX Corp               COM            31428X106      2666   29099  SH       SOLE       NONE     0    0       29099
General Electric         COM            369604103      3166  151918  SH       SOLE       NONE     0    0      151918
General Mills Inc.	 COM		370334104      1728   44848  SH	      SOLE	 NONE	  0    0       44848
Goldman Sachs Group Inc	 COM		38141G104      1383   14423  SH	      SOLE	 NONE	  0    0       14423
Google Inc Class A	 COM		38259P508	447	771  SH	      SOLE	 NONE	  0    0	 771
IBM			 COM		459200101      7390   37784  SH       SOLE       NONE     0    0       37784
Intel                    COM            458140100      3959  148568  SH       SOLE       NONE     0    0      148568
iShares Lehman Aggregate COM		464287226       635    5709  SH	      SOLE	 NONE	  0    0        5709
iShares Russell 2000 Ind COM		464287655      2536   31880  SH	      SOLE	 NONE	  0    0       31880
iShares Russell Midcap   COM		464287499      5466   51884  SH	      SOLE	 NONE	  0    0       51884
iShares Tr MSCI Emerging COM		464287234      2090   53411  SH	      SOLE	 NONE	  0    0       53411
iShares Trust MSCI EAFE  COM		464287465      1142   22859  SH	      SOLE	 NONE	  0    0       22859
iShares Trust Russell 20 COM		464287630       465    6602  SH       SOLE	 NONE	  0    0        6602
ishares Trust S&P 100	 COM		464287101	712   11398  SH	      SOLE	 NONE	  0    0       11398
J.P. Morgan Chase & Co.  COM            46625H100      3243   90772  SH       SOLE       NONE     0    0       90772
Johnson & Johnson        COM            478160104      3770   55805  SH       SOLE       NONE     0    0       55805
Johnson Controls         COM            478366107      3273  118116  SH       SOLE       NONE     0    0      118116
Kellogg			 COM		487836108      1976   40059  SH	      SOLE	 NONE	  0    0       40059
Kraft Foods		 COM		50075N104      1908   49400  SH	      SOLE	 NONE	  0    0       49400
McDonalds Corp		 COM		580135101      4425   49979  SH	      SOLE	 NONE	  0    0       49979
McKesson HBOC Inc	 COM		58155Q103      2950   31462  SH	      SOLE	 NONE	  0    0       31462
Microsoft Corp           COM            594918104      3636  118868  SH       SOLE       NONE     0    0      118868
Oracle Corp              COM            68389X105      2452   82575  SH       SOLE       NONE     0    0       82575
Pepsico Inc              COM            713448108      4710   66651  SH       SOLE       NONE     0    0       66651
Proctor & Gamble         COM            742718109      4439   72476  SH       SOLE       NONE     0    0       72476
Qualcomm		 COM		747525103	776   13930  SH	      SOLE	 NONE	  0    0       13930
Quaterra Resources 	 COM		747952109	 16   33000  SH	      SOLE	 NONE	  0    0       33000
Riverview Bancorp	 COM		969397100	 18   14174  SH       SOLE	 NONE     0    0       14174
S&P Dep Receipts	 COM		78462F103	699    5135  SH	      SOLE	 NONE	  0    0	5135
Schlumberger		 COM		806857108      2345   36128  SH	      SOLE	 NONE     0    0       36128
St Jude Med Inc		 COM		790849103	454   11365  SH	      SOLE	 NONE	  0    0       11365
Staples Inc		 COM		855030102      1285   98457  SH	      SOLE	 NONE	  0    0       98457
State Street Corp	 COM		857477103      1400   31373  SH	      SOLE	 NONE	  0    0       31373
The Travelers Companies  COM		89417E109      1668   26135  SH	      SOLE	 NONE	  0    0       26135
United Parcel Service    Class B        911312106      1812   23012  SH       SOLE       NONE     0    0       23012
US Bancorp Del Com New	 COM		902973304      1054   32772  SH	      SOLE	 NONE	  0    0       32772
Vanguard Index Funds	 COM		922908769	323    4633  SH	      SOLE	 NONE	  0    0        4633
Vanguard Info Tech Index COM		92204A702      1207   17568  SH	      SOLE	 NONE	  0    0       17568
Varian Medical Systems   COM            92220P105      4072   67011  SH       SOLE       NONE     0    0       67011
Wells Fargo              COM            949746101      3057   91421  SH       SOLE       NONE     0    0       91421
Wisdomtree Emerg Mkts Eq COM		97717W315      1485   28653  SH	      SOLE	 NONE     0    0       28653
Wisdomtree Emg Mk Sm Cap COM		97717W281	501   11564  SH	      SOLE	 NONE     0    0       11564
Wisdomtree Large Cap Div COM		97717W307	680   12970  SH	      SOLE	 NONE     0    0       12970
Wisdomtree Midcap Divid	 COM		97717W505	434    7950  SH       SOLE       NONE     0    0        7950
Wisdomtree Midcap Earn	 COM		97717W570	564   10085  SH	      SOLE	 NONE	  0    0       10085
Wisdomtree Smallcap Earn COM		97717W562	612   11395  SH	      SOLE	 NONE	  0    0       11395
Zimmer Holdings Inc      COM            98956P102       666   10343  SH       SOLE       NONE     0    0       10343
